Warrants - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($) shares	Nov. 24, 2015 CNY (¥)
Class of Warrant or Right [Line Items]
Fair value of warrants	¥ 16,357,737		¥ 64,414,941	$ 2,356,004	¥ 57,300,000
Fair value change on warrants liability	(48,057,204)	$ (6,921,677)	¥ 7,129,161
Share Based Compensation Expense In Operating Expenses
Class of Warrant or Right [Line Items]
Fair value change on warrants liability	¥ 48,100,000	$ 6,900,000
Maximum
Class of Warrant or Right [Line Items]
Warrants issued to purchase of Company's ADS	4,778,846			4,778,846